Lease liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	$ 867,215	$ 3,763,230
Total	2,369,388	6,646,163
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	1,502,173	2,882,933
After 1 year but within 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	770,839	1,464,200
After 2 years but within 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	96,376	1,294,278
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	$ 0	$ 1,004,752